Equity method investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity method investments [Abstract]
Equity Method Investments
The below table sets forth the results from these entities, on a 100% basis, for the period from June 28, date of incorporation, to December 31, 2019 and their financial position as at December 31, 2019. Included within the column for Perfomex are $0.2 million of operating expenses, current assets and current liabilties related to Perfomex II. Akal did not have any activity in 2019.

In $ millions	Perfomex	OPEX
Operations:
Revenue	49.8	68.1
Operating expenses	47.4	85.7
Net income (loss)	1.5	(19.8)
Financial position:
Cash	0.3	0.0
Total current assets	77.1	81.3
Total non-current assets	0.9	-
Total assets	78.0	81.3
Total current liabilities	76.5	101.1
Total non-current liabilities	-	-
Equity	1.5	(19.8)

The following present our investments in equity method investments as at December 31, 2019:

In $ millions	Perfomex	OPEX	Total
Equity invested	0.0	0.0	0.0
Funding provided by shareholder loan	30.7	0.1	30.8
Accumulated net gain (loss) 49% basis	0.7	(9.7)	(9.0)
Guarantee provided	-	5.9	5.9
Total	31.4	(3.7)	27.7